[LOGO] US BANCORP
       PIPER JAFFRAY(R)

                                                         CHRISTOPHER O. PETERSEN
U.S. BANCORP  ASSET MANAGEMENT, INC.                     Corporate Counsel

U.S. Bancorp Center
800 Nicollet Mall, J1012057
Minneapolis, MN 55402
Phone: 612.303.1606
Fax: 612.303.1772
E-mail: christopher.petersen@usbank.com


December 4, 2001

Securities and Exchange Commission
450 5th Street N.W.                                   VIA EDGAR FILING
Washington, D.C. 20549-0506                           ----------------

         RE:      FIRST AMERICAN FUNDS, INC.
                  (FILE NOS. 2-74747 AND 811-3313)

To Whom it May Concern:

         Pursuant to Rule 497(j), it is certified that:

1. the form of Prospectus and Statement of Additional Information that would have been filed under paragraph Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment No. 40 filed November 30, 2001); and

2. the text of the most recent amendment to the registration statement has been filed electronically.

Very truly yours,


/s/ Christopher O. Petersen


Christopher O. Petersen
Corporate Counsel